SEGMENT INFORMATION (Q2)	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION
7.	SEGMENT INFORMATION
As discussed in the Annual Financial Statements, the chief operating decision maker makes resources allocation decisions based on internal management functions and assesses the Group’s business performance as one integrated business instead of by separate business lines or geographical regions. Accordingly, the Group has only one operating segment and therefore, no segment information is presented.
Disaggregated revenue data by geographical region in terms of the customer’s location within the operating segment is as follows:

	Periods ended June 30,
In thousands of USD	2022	2023
Singapore	5,167	12,073
Asia, excluding Singapore	97,630	47,458
North America	59,658	100,118
Europe	11,251	5,194
Others	5,913	1,560
Total	179,619	166,403
Selected assets of mining machines, property plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Singapore	46,306	48,599
Asia, excluding Singapore	—	21,996
North America	170,439	167,035
Europe	45,540	48,206
Total	262,285	285,836